Vanguard Long-Term Bond Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Long-Term Bond Index Fund	Dec. 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	67
Expense Example, with Redemption, 10 Years	88
Institutional Plus Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	56
Expense Example, with Redemption, 5 Years	61
Expense Example, with Redemption, 10 Years	$ 76